Offerings	Apr. 06, 2026 USD ($)
Offering: 1
Offering:
Rule 457(o)	true
Security Type	Debt
Security Class Title	Senior Debt Securities
Fee Rate	0.01381%
Offering: 2
Offering:
Rule 457(o)	true
Security Type	Debt
Security Class Title	Subordinated Debt Securities
Fee Rate	0.01381%
Offering: 3
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Shares, no par value
Fee Rate	0.01381%
Offering: 4
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Warrants
Fee Rate	0.01381%
Offering: 5
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Rights
Fee Rate	0.01381%
Offering: 6
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Units
Fee Rate	0.01381%
Offering: 7
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 274,370,554.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 37,890.57
Offering Note	Any securities registered hereunder may be sold separately or as units with other securities registered hereunder. The securities which may be offered pursuant to this Registration Statement include, pursuant to Rule 416 of the Securities Act of 1933, as amended (the "Securities Act"), such additional number of shares of the registrant's common shares that may become issuable as a result of any stock split, stock dividends or similar event. An indeterminate aggregate offering price and number or amount of the securities of each identified class is being registered as may from time to time be sold at indeterminate prices, with a maximum aggregate offering price not to exceed $300,000,000. Separate consideration may or may not be received for securities that are issuable upon conversion of, or in exchange for, or upon exercise of, convertible or exchangeable securities. The proposed maximum offering price per share will be determined from time to time by the registrant in connection with the issuance by the registrant of the securities hereunder and is not specified as to each class of security pursuant to General Instruction II.D. of Form S-3 under the Securities Act.
Offering: 8
Offering:
Rule 415(a)(6)	true
Security Type	Debt
Security Class Title	Senior Debt Securities
Carry Forward Form Type	S-3
Carry Forward File Number	333-272992
Carry Forward Initial Effective Date	Jul. 19, 2023
Offering: 9
Offering:
Rule 415(a)(6)	true
Security Type	Debt
Security Class Title	Subordinated Debt Securities
Carry Forward Form Type	S-3
Carry Forward File Number	333-272992
Carry Forward Initial Effective Date	Jul. 19, 2023
Offering: 10
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Common Shares, no par value
Carry Forward Form Type	S-3
Carry Forward File Number	333-272992
Carry Forward Initial Effective Date	Jul. 19, 2023
Offering: 11
Offering:
Rule 415(a)(6)	true
Security Type	Other
Security Class Title	Warrants
Carry Forward Form Type	S-3
Carry Forward File Number	333-272992
Carry Forward Initial Effective Date	Jul. 19, 2023
Offering: 12
Offering:
Rule 415(a)(6)	true
Security Type	Other
Security Class Title	Rights
Carry Forward Form Type	S-3
Carry Forward File Number	333-272992
Carry Forward Initial Effective Date	Jul. 19, 2023
Offering: 13
Offering:
Rule 415(a)(6)	true
Security Type	Other
Security Class Title	Units
Carry Forward Form Type	S-3
Carry Forward File Number	333-272992
Carry Forward Initial Effective Date	Jul. 19, 2023
Offering: 14
Offering:
Rule 415(a)(6)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 25,629,446.00
Carry Forward Form Type	S-3
Carry Forward File Number	333-272992
Carry Forward Initial Effective Date	Jul. 19, 2023
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 2,824.36
Offering Note	Pursuant to Rule 457(o) under the Securities Act, the registration fee has been calculated based on the maximum aggregate offering price. This registration statement includes a total of $25,629,446 of unsold securities (the "Unsold Securities") that were previously registered under the registrant's registration statement on Form S-3 (No. 333-272992), filed with the Securities and Exchange Commission (the "SEC") on June 28, 2023, and declared effective on July 19, 2023, which registered securities of the registrant with a maximum aggregate offering price of $175,000,000 (the "Prior Registration Statement"). In connection with the Prior Registration Statement, the registrant paid a total registration fee of $19,285.00. Pursuant to Rule 415(a)(6) under the Securities Act, the securities registered pursuant to this registration statement include the Unsold Securities, and the filing fee of $2,824.36 associated with such Unsold Securities (calculated at the filing fee rate in effect at the time of the filing of the Prior Registration Statement) is hereby carried forward to be applied to the Unsold Securities and no additional filing fee is due with respect to such Unsold Securities in connection with the filing of this registration statement. Pursuant to Rule 415(a)(6), the offering of the Unsold Securities pursuant to the Prior Registration Statement will be deemed terminated as of the effective date of this registration statement.